Leases - Supplemental cash flow information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Leases
Cash payments for operating leases	¥ 402,497	$ 63,161	¥ 341,318	¥ 314,801
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 532,780	$ 83,605	¥ 170,273	¥ 577,851